NEW ACCOUNTING STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2020
NOTE 5 - NEW ACCOUNTING STANDARDS AND INTERPRETATIONS

Standards, amendments and improvements to the approved accounting standards that are not yet effective for CFY’ 2020.

The following standards, amendments and improvements to the approved accounting standards would be effective from the dates mentioned below against the respective standard or interpretation:

Standard or Interpretation		IASB Effective Date (Annual periods beginning on or after)
IFRS 03	Reference to Conceptual Framework (Amendments)	01 January 2022
IFRS 09	Financial Instruments – Fees in the ‘10 percent’ test for derecognition of financial liabilities	01 January 2022
IFRS 10/IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendment)	Not Yet Finalized
IAS 01	Classification of Liabilities as Current or Non-current liabilities (Amendments)	01 January 2022*
IAS 16	Proceeds before Intended Use (Amendments)	01 January 2022
IAS 37	Onerous Contracts – Costs of Fulfilling a Contract (Amendments)	01 January 2022

*The IASB has issued an exposure draft proposing to defer the effective date of the Amendments to IAS 01 to 01 January 2023.

The above standards and amendments are not expected to have any material impact on the Company’s unconsolidated financial statements in the period of initial application.